Consolidated Balance Sheets ₪ in Thousands, $ in Thousands	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents	$ 5,706	₪ 20,829	₪ 13,734
Short-term deposits	1,000	3,650
Marketable securities	1,507	5,501	13,999
Other receivables	254	926	818
CURRENT ASSETS	8,467	30,906	28,551
LONG-TERM ASSETS:
Restricted cash	91	333	305
Other long term assets	42	152	173
Property, plant and equipment, net	376	1,371	1,344
Non-current assets	509	1,856	1,822
Assets	8,976	32,762	30,373
CURRENT LIABILITIES:
Trade payables	308	1,124	1,703
Other payables	513	1,872	2,396
Current liabilities	821	2,996	4,099
NON CURRENT LIABILITIES:
Warrants to ADS	2,095	7,647	7,422
SHAREHOLDERS' EQUITY :
Ordinary shares of no par value: Authorized: 500,000,000 shares at December 31, 2017 and June 30, 2018 (unaudited); Issued and outstanding: 120,185,659*) at December 31, 2017; and 130,192,799*) at June 30, 2018 (unaudited).
Additional paid-in capital	25,931	94,648	82,839
Share-based payments and proceeds from conversion option	2,850	10,403	9,381
Treasury shares	(2,582)	(9,425)	(9,425)
Accumulated deficit	(20,139)	(73,507)	(63,943)
Equity	6,060	22,119	18,852
Equity and liabilities	$ 8,976	₪ 32,762	₪ 30,373